Financial results (Details) - COP ($) $ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Finance income
Results from financial assets		$ 40,798	$ 304,633
Yields and interests		782,821	1,012,873
(Loss) gain on derivative settlement		504	1,458
Dividends		0	90
Other financial incomes (expenses)		28,155	30,429
Finance income		852,278	1,349,483
Financial expenses
Financial cost of loans and borrowings		(3,496,572)	(3,428,301)
Financial cost of other liabilities	[1]	(1,264,839)	(1,226,402)
Results from financial assets		(21,976)	(246,401)
Other financial expenses		(206,333)	(545,127)
Financial expenses		(4,989,720)	(5,446,231)
Foreign exchange gain		45,267	547,244
Foreign exchange (loss) gain		45,267	547,244
Financial results		$ (4,092,175)	$ (3,549,504)

[1]	It includes the financial expense for the updating of the liability for abandonment costs, and the interest, net of post-employment benefits and other long-term employee benefits.